Xpress Class | Money Market Portfolio
Summary of the Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Xpress Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Xpress Class Money Market Portfolio Xpress Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Xpress Class Money Market Portfolio Xpress Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (includes Administration Fees listed below)	0.09%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.21%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Xpress Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Xpress Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Xpress Shares of the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Xpress Class Money Market Portfolio Xpress Shares	123	384	665	1,466

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. The Fund seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less. The Fund may engage in repurchase agreements backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations) or by any other security which the Manager deems acceptable and is consistent with the Fund’s investment policies. The Fund may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Fund: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.
PRINCIPAL RISKS

  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  The value of the Fund’s shares and the securities held by the Fund can each decline in value.

  The amount of income the Fund generates will vary with changes in prevailing interest rates.

  In June 2013, the Securities and Exchange Commission (“SEC”) proposed reforms to money market fund regulations, which, if adopted, may affect the Fund’s operations and/or return potential.

  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

  The Fund’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely which may cause the value of your investment to decline. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

RISK/RETURN BAR CHART AND TABLE
The following performance information provides some indication of the risks of investing in the Xpress Shares of the Fund. The bar chart shows changes in the Xpress Shares of the Fund’s performance from year to year. The table shows the Fund’s average annual total returns for the last one year, five year and since inception periods. While analyzing this information, please note that the Fund’s past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the Xpress Shares of the Fund may be obtained by calling optionsXpress, Inc. toll-free at the numbers listed below:

optionsXpress, Inc.: (888) 280-8020
Money Market Portfolio - Xpress Shares % Total Return Calendar Year End

As of June 30, 2014, the Money Market Portfolio’s Xpress Shares had a year-to-date return of 0.01%.

The Money Market Portfolio Xpress Shares’ highest quarterly return was 1.05% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2013.
Average Annual Total Returns - For the period ended December 31, 2013
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Xpress Class Money Market Portfolio Xpress Shares	0.01%	0.03%	0.66%	Jun. 20, 2007